Leases - Summary of changes in lease liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Leases [Line Items]
Interest	$ 9.3	$ 9.0
Repayment	(33.8)	(30.5)
Lease liabilities
Leases [Line Items]
Beginning balance	240.9	217.1
Issuance	19.7	46.5
Interest	9.3	9.0
Repayment	(43.1)	(39.5)
Effect of foreign currency exchange rate changes	(1.5)	(0.6)
Remeasurement and other	14.5	8.4
Ending balance	$ 239.8	$ 240.9